SUBSEQUENT EVENTS (Details)					12 Months Ended
	Mar. 29, 2022 CAD ($) $ / shares shares	Mar. 22, 2022 CAD ($) shares	Jan. 17, 2022 shares	Jan. 01, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds					$ 8,290,000	$ 1,011,000
Proceeds from exercise of warrants						$ 5,571,000
QuestEx [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					14.00%
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 42,000,000
Major business combination [member] | QuestEx [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	14.00%
Business combination, cash paid per share | $ / shares	$ 0.65
Business combination, shares paid per share acquired | shares	0.0367
Proceeds from disposal of exploration and evaluation assets	$ 27,000,000
Consideration transferred, acquisition-date fair value	$ 49,000,000
Issuance of common shares through private placement
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares			48,074
Stock options exercised				441,872
Gross proceeds				$ 2,341,000
Warrants exercised | shares		2,812,500
Proceeds from exercise of warrants		$ 30,375,000